Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]
BALANCES, beginning of period at Dec. 31, 2014	$ 8,442,036	$ 151,237	$ 1,883,356	$ 7,716,087	$ (145,708)	$ (1,494,629)	$ 8,110,343	$ 331,693
BALANCES, shares at beginning of period at Dec. 31, 2014		378,092				59,059
Net earnings	193,030			80,724			80,724	112,306
Other comprehensive income (loss)	(205,654)				(205,654)		(205,654)
Stock options exercised	$ 424	$ 4	420				424
Stock options exercised (in shares)	10	10
Stock option expense	$ 7,433		7,433				7,433
Issuance of stock under award plans, net of forfeitures	30,120	$ 185	26,929			$ 3,006	30,120
Issuance of stock under award plans, net of forfeitures, shares		464				(119)
Amortization of unearned compensation	832		832				832
Treasury stock value acquired	(66,505)					$ (66,505)	(66,505)
Treasury stock shares acquired						1,664
Cash dividends	(479,901)			(479,901)			(479,901)
Distributions to noncontrolling interests	(71,938)							(71,938)
BALANCES, end of period at Dec. 31, 2015	7,849,877	$ 151,426	1,918,970	7,316,910	(351,362)	$ (1,558,128)	7,477,816	372,061
BALANCES, shares at end of period at Dec. 31, 2015		378,566				60,604
Net earnings	900,416			796,271			796,271	104,145
Other comprehensive income (loss)	33,519				33,519		33,519
Stock options exercised	$ 15,670	$ 160	15,510				15,670
Stock options exercised (in shares)	400	400
Stock option expense	$ 7,833		7,833				7,833
Issuance of stock under award plans, net of forfeitures	35,953	$ 148	32,118			$ 3,687	35,953
Issuance of stock under award plans, net of forfeitures, shares		368				(143)
Amortization of unearned compensation	843		843				843
Treasury stock value acquired	(5,173)					$ (5,173)	(5,173)
Treasury stock shares acquired						136
Cash dividends	(482,265)			(482,265)			(482,265)
Distributions to noncontrolling interests	(99,588)							(99,588)
Other	(2,377)		(602)				(602)	(1,775)
BALANCES, end of period at Dec. 31, 2016	8,254,708	$ 151,734	1,974,672	7,630,916	(317,843)	$ (1,559,614)	7,879,865	374,843
BALANCES, shares at end of period at Dec. 31, 2016		379,334				60,597
Net earnings	1,380,571			1,318,688			1,318,688	61,883
Other comprehensive income (loss)	63,162				63,162		63,162
Stock options exercised	$ 7,069	$ 73	6,996				7,069
Stock options exercised (in shares)	183	183
Stock option expense	$ 8,233		8,233				8,233
Issuance of stock under award plans, net of forfeitures	37,018	$ 153	30,238			$ 6,627	37,018
Issuance of stock under award plans, net of forfeitures, shares		383				(257)
Amortization of unearned compensation	1,200		1,200				1,200
Treasury stock value acquired	(90,304)					$ (90,304)	(90,304)
Treasury stock shares acquired						1,591
Cash dividends	(485,895)			(485,895)			(485,895)
Distributions to noncontrolling interests	(90,974)							(90,974)
BALANCES, end of period at Dec. 31, 2017	$ 9,084,788	$ 151,960	$ 2,021,339	$ 8,463,709	$ (254,681)	$ (1,643,291)	$ 8,739,036	$ 345,752
BALANCES, shares at end of period at Dec. 31, 2017		379,900				61,931